July 3, 2007	Michael A. Szkodzinski
617-951-7752
Michael.Szkodzinski@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)
Ladies and Gentlemen:
On behalf of the Trust, and pursuant to the Securities Act of 1933 (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO Trust Multi-Class Prospectus and Statement of Additional Information (relating to forty-three of the forty-eight series of the Trust) and GMO Trust Class M Prospectus and Statement of Additional Information (relating to Class M shares of six of the forty-eight series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 128 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 158 to the Trust’s Registration Statement under the Investment Company Act of 1940 (“Post-Effective Amendment No. 128/158”), as filed electronically with the Commission on June 29, 2007. Post-Effective Amendment No. 128/158 became effective on June 30, 2007.
If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (617) 951-7752.
Very truly yours,
/s/ Michael A. Szkodzinski
Michael A. Szkodzinski

cc:	J.B. Kittredge, Esq. Jason Harrison, Esq. Thomas R. Hiller, Esq. Elizabeth J. Reza, Esq.